Lease Arrangements - Future Aggregate Minimum Lease Payments Under Non-Cancellable Operating Leases (Details) $ in Millions	Dec. 31, 2018 TWD ($)
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Minimum lease payments under non-cancellable operating leases	$ 10,558
Within one year [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Minimum lease payments under non-cancellable operating leases	3,439
1-5 Years [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Minimum lease payments under non-cancellable operating leases	6,375
More Than 5 Years [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Minimum lease payments under non-cancellable operating leases	$ 744